Consolidated Statements of Income and Comprehensive Income - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Interest income:
Credit assets	$ 273,533	$ 264,881
Other	22,147	20,538
Interest income	295,680	285,419
Interest expense:
Deposits and other	174,010	177,094
Subordinated notes	5,502	5,670
Interest expense	179,512	182,764
Net interest income	116,168	102,655
Non-interest income	8,473	8,978
Total revenue	124,641	111,633
Provision for (recovery of) credit losses (note 6(b))	4,413	(268)
Revenue less provision for credit loss	120,228	111,901
Non-interest expenses:
Salaries and benefits	37,984	32,784
General and administrative	33,727	19,169
Premises and equipment	7,024	5,155
Noninterest expense	78,735	57,108
Income before income taxes	41,493	54,793
Income tax provision (note 16)	13,035	15,045
Net income	28,458	39,748
Other comprehensive income (loss):
Foreign exchange gain (loss) on translation of foreign operations	692	(261)
Comprehensive income	$ 29,150	$ 39,487
Basic and diluted income per common share (note 17) (in CAD per share)	$ 0.9	$ 1.49